Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,880,751,000	$ 2,621,427,000
– trading assets	231,990,000	254,271,000
Derivatives	307,726,000	242,995,000
– financial investments at amortised cost	481,874,000	436,959,000
– other financial assets	12,399,000	12,006,000
Total assets	2,984,164,000	2,715,152,000	$ 2,558,124,000
Liabilities under insurance contracts	103,743,000	93,847,000
Deferred tax	4,313,000	3,375,000
Other liabilities	22,721,000	18,844,000
Total liabilities	2,779,169,000	2,522,484,000
Total equity	204,995,000	192,668,000	$ 194,249,000	$ 196,224,000
Total liabilities and equity	2,984,164,000	2,715,152,000
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	28,278,000	25,964,000
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	6,435,000	6,080,000
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	69,030,000	61,803,000
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	121,127,000	107,045,000
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	39,553,000	34,278,000
Derivatives	281,000	208,000
– financial investments at amortised cost	58,426,000	52,829,000
– financial investments at fair value through other comprehensive income	14,921,000	14,028,000
– other financial assets	7,946,000	5,702,000
Reinsurance assets	3,770,000	3,844,000
PVIF	9,435,000	8,945,000
Other assets and investment properties	3,577,000	3,310,000
Total assets	137,909,000	123,144,000
Liabilities under investment contracts designated at fair value	6,385,000	5,892,000
Liabilities under insurance contracts	107,261,000	97,439,000
Deferred tax	1,575,000	1,523,000
Other liabilities	7,244,000	4,410,000
Total liabilities	122,465,000	109,264,000
Total equity	15,444,000	13,879,000
Total liabilities and equity	137,909,000	123,143,000
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	84,478,000	73,929,000
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	26,002,000	21,652,000
Derivatives	262,000	202,000
– financial investments at amortised cost	39,891,000	35,299,000
– financial investments at fair value through other comprehensive income	12,531,000	12,447,000
– other financial assets	5,792,000	4,329,000
Reinsurance assets	2,256,000	2,208,000
PVIF	0	0
Other assets and investment properties	2,628,000	2,495,000
Total assets	89,362,000	78,632,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	84,931,000	77,147,000
Deferred tax	145,000	197,000
Other liabilities	0	0
Total liabilities	85,076,000	77,344,000
Total equity	0	0
Total liabilities and equity	85,076,000	77,344,000
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	8,802,000	7,333,000
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	8,558,000	7,119,000
Derivatives	3,000	(6,000)
– financial investments at amortised cost	30,000	18,000
– financial investments at fair value through other comprehensive income	0	0
– other financial assets	211,000	202,000
Reinsurance assets	65,000	72,000
PVIF	0	0
Other assets and investment properties	1,000	2,000
Total assets	8,868,000	7,407,000
Liabilities under investment contracts designated at fair value	2,285,000	2,011,000
Liabilities under insurance contracts	6,503,000	6,151,000
Deferred tax	5,000	23,000
Other liabilities	0	0
Total liabilities	8,793,000	8,185,000
Total equity	0	0
Total liabilities and equity	8,793,000	8,185,000
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	18,932,000	17,514,000
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,508,000	3,081,000
Derivatives	13,000	9,000
– financial investments at amortised cost	13,984,000	13,436,000
– financial investments at fair value through other comprehensive income	459,000	445,000
– other financial assets	968,000	543,000
Reinsurance assets	1,447,000	1,563,000
PVIF	0	0
Other assets and investment properties	227,000	211,000
Total assets	20,606,000	19,288,000
Liabilities under investment contracts designated at fair value	4,100,000	3,881,000
Liabilities under insurance contracts	15,827,000	14,141,000
Deferred tax	25,000	6,000
Other liabilities	0	0
Total liabilities	19,952,000	18,028,000
Total equity	0	0
Total liabilities and equity	19,952,000	18,028,000
Insurance Manufacturing Subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	8,915,000	8,269,000
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,485,000	2,426,000
Derivatives	3,000	3,000
– financial investments at amortised cost	4,521,000	4,076,000
– financial investments at fair value through other comprehensive income	1,931,000	1,136,000
– other financial assets	975,000	628,000
Reinsurance assets	2,000	1,000
PVIF	9,435,000	8,945,000
Other assets and investment properties	721,000	602,000
Total assets	19,073,000	17,817,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	1,400,000	1,297,000
Other liabilities	7,244,000	4,410,000
Total liabilities	8,644,000	5,707,000
Total equity	15,444,000	13,879,000
Total liabilities and equity	$ 24,088,000	$ 19,586,000